Segment information (Tables)	9 Months Ended
Sep. 30, 2026
Segment information [abstract]
Schedule of asset and income by segment

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of September 30, 2026, and December 31, 2025, on a segmented basis:

	Biopharmaceutical	Total
	$	$
Current assets	13,028,198	13,028,198
Non-current assets	4,303,070	4,303,070
Current liabilities	7,560,022	7,560,022
	Biopharmaceutical	Total
	$	$
Current assets	6,478,353	6,478,353
Non-current assets	4,682,556	4,682,556
Current liabilities	6,058,294	6,058,294
	For the nine months ended September 30, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	34,491	(508)	33,983
Total operating expenses	8,814,630	325	8,814,955
Net (loss) income	(17,320,962)	183	(17,320,779)

	For the three months ended September 30, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense	(17,626)	3	(17,623)
Total operating expenses	3,554,971	89	3,555,060
Net (loss)	(474,188)	(91)	(474,279)
	For the nine months ended September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(69,438)	(188,931)	(258,369)
Total operating expenses	12,928,428	561	12,928,989
Net (loss) income	(23,442,178)	188,370	(23,253,808)

	For the three months ended September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(44,710)	(55,710)	(100,420)
Total operating expenses	4,678,014	113	4,678,127
Net (loss) income	(4,803,197)	55,597	(4,747,600)